UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21682

Sterling Capital Variable Insurance Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street, 5th Floor

Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

James T. Gillespie, President

Sterling Capital Variable Insurance Funds

434 Fayetteville Street, 5th Floor

Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end:  December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Sterling Capital Select Equity VIF

Schedule of Portfolio Investments
March 31, 2013 (Unaudited)

Shares		Fair Value
COMMON STOCKS (97.0%)
	Consumer Discretionary (9.6%)
3,350	Coach, Inc.	$167,467
7,080	Comcast Corp., Class A	297,431
5,460	DIRECTV(a)	309,091
5,240	Target Corp.	358,678
2,607	Time Warner Cable, Inc.	250,428
6,470	Walt Disney Co. (The)	367,496

		1,750,591

	Consumer Staples (8.7%)
5,910	Coca-Cola Co. (The)	239,000
6,450	CVS Caremark Corp.	354,685
9,600	Mondelez International, Inc., Class A	293,856
3,680	PepsiCo, Inc.	291,125
2,760	Philip Morris International, Inc.	255,880
1,890	Procter & Gamble Co. (The)	145,643

		1,580,189

	Energy (11.4%)
4,425	Anadarko Petroleum Corp.	386,966
6,000	Cenovus Energy, Inc.	185,940
3,300	Chevron Corp.	392,106
3,680	Exxon Mobil Corp.	331,605
5,570	Schlumberger, Ltd.	417,137
9,600	Suncor Energy, Inc.	288,096
1,860	Valero Energy Corp.	84,611

		2,086,461

	Financials (15.2%)
13,560	Bank of New York Mellon Corp. (The)	379,544
3,525	Berkshire Hathaway, Inc., Class B(a)	367,305
8,400	JPMorgan Chase & Co.	398,664
13,500	MetLife, Inc.	513,270
5,145	PNC Financial Services Group, Inc.	342,143
10,530	Wells Fargo & Co.	389,505
12,075	Weyerhaeuser Co., REIT	378,913

		2,769,344

	Health Care (10.2%)
6,180	Express Scripts Holding Co.(a)	356,277
3,660	Johnson & Johnson	298,400
9,600	Merck & Co., Inc.	424,608
10,160	Pfizer, Inc.	293,218
8,700	UnitedHealth Group, Inc.	497,727

		1,870,230

	Industrials (15.5%)
4,740	ABB, Ltd., ADR(a)	107,882
4,440	Boeing Co. (The)	381,174
4,980	Caterpillar, Inc.	433,111
2,315	FedEx Corp.	227,333
5,944	Fluor Corp.	394,265
25,440	General Electric Co.	588,173
2,405	Honeywell International, Inc.	181,217
7,910	Pentair, Ltd.	417,253

Shares		Fair Value
COMMON STOCKS — (continued)
	Industrials — (continued)
3,930	Xylem, Inc.	$108,311

		2,838,719

	Information Technology (20.6%)
1,635	Apple, Inc.	723,700
13,095	Cisco Systems, Inc.	273,816
16,440	EMC Corp.(a)	392,752
465	Google, Inc., Class A(a)	369,224
9,510	Intel Corp.	207,793
1,530	International Business Machines Corp.	326,349
19,800	Microsoft Corp.	566,478
10,070	Oracle Corp.	325,664
4,290	QUALCOMM, Inc.	287,215
6,660	TE Connectivity, Ltd.	279,254

		3,752,245

	Materials (3.7%)
12,080	Barrick Gold Corp.	355,152
7,100	Nucor Corp.	327,665

		682,817

	Telecommunication Services (2.1%)
9,600	AT&T, Inc.	352,224
990	Vodafone Group PLC, ADR	28,126

		380,350

	Total Common Stocks (Cost $13,559,212)	17,710,946

EXCHANGE TRADED FUND (1.3%)
6,500	Market Vectors Gold Miners	246,025

	Total Exchange Traded Fund (Cost $259,273)	246,025

INVESTMENT COMPANY (1.0%)
177,386	Federated Treasury Obligations Fund, Institutional Shares	177,386

	Total Investment Company (Cost $177,386)	177,386

Total Investments — 99.3% (Cost $13,995,871)		18,134,357
Net Other Assets (Liabilities) — 0.7%		125,651

NET ASSETS — 100.0%		$18,260,008

(a)	Represents non-income producing security.

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Equity VIF

Schedule of Portfolio Investments
March 31, 2013 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (52.5%)
14,757	Sterling Capital Equity Income Fund, Institutional Class	$259,132
3,809	Sterling Capital Equity Index Fund, Institutional Class	40,031
24,766	Sterling Capital Mid Value Fund, Institutional Class	412,596
73,258	Sterling Capital Select Equity Fund, Institutional Class	983,116
7,320	Sterling Capital Small Value Fund, Institutional Class	101,156
31,241	Sterling Capital Special Opportunities Fund, Institutional Class	626,067

	Total Affiliated Investment Companies (Cost $1,794,096)	2,422,098

NON-AFFILIATED INVESTMENT COMPANIES (11.9%)
18,042	Credit Suisse Commodity Return Strategy Fund(a)	142,714
156,868	Federated Treasury Obligations Fund, Institutional Shares	156,868
10,616	Harding, Loevner International Equity Portfolio	172,730
1,957	Lazard Emerging Markets Equity Portfolio	37,803
1,160	Oppenheimer Developing Markets Fund	40,539

	Total Non-Affiliated Investment Companies (Cost $515,600)	550,654

EXCHANGE TRADED FUNDS (35.8%)
2,307	iShares Dow Jones US Real Estate Index Fund	160,290
7,779	iShares MSCI EAFE Index Fund	458,805
2,897	iShares MSCI EAFE Small Cap Index Fund	127,352
2,816	iShares MSCI EAFE Value Index Fund	140,062
8,934	iShares MSCI Emerging Markets Index Fund	382,196
1,130	iShares Russell 2000 Index Fund	106,514
3,971	iShares Russell Midcap Growth Index Fund	277,454

	Total Exchange Traded Funds (Cost $1,337,824)	1,652,673

Total Investments — 100.2% (Cost $3,647,520)		4,625,425
Net Other Assets (Liabilities) — (0.2)%		(10,127)

NET ASSETS — 100.0%		$4,615,298

(a)	Represents non-income producing security.

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Special Opportunities VIF

Schedule of Portfolio Investments
March 31, 2013 (Unaudited)

Shares		Fair Value
COMMON STOCKS (98.1%)
	Consumer Discretionary (17.9%)
48,000	Comcast Corp., Class A	$2,016,480
24,000	DIRECTV(a)	1,358,640
98,000	Ford Motor Co.	1,288,700
13,000	Yum! Brands, Inc.	935,220

		5,599,040

	Consumer Staples (5.2%)
75,000	Dole Food Co., Inc.(a)	817,500
26,000	Mondelez International, Inc., Class A	795,860

		1,613,360

	Energy (9.7%)
15,000	Apache Corp.	1,157,400
11,000	EOG Resources, Inc.	1,408,770
10,000	Halliburton Co.	404,100
2,000	Williams Cos. Inc. (The)	74,920

		3,045,190

	Financials (6.3%)
40,000	Charles Schwab Corp. (The)	707,600
18,000	CME Group, Inc.	1,105,020
15,500	Och-Ziff Capital Management Group LLC, Class A	144,925

		1,957,545

	Health Care (18.3%)
24,000	Agilent Technologies, Inc.	1,007,280
32,000	Merck & Co., Inc.	1,415,360
22,000	Myriad Genetics, Inc.(a)	558,800
34,000	Teva Pharmaceutical Industries, Ltd., ADR	1,349,120
24,000	UnitedHealth Group, Inc.	1,373,040

		5,703,600

	Industrials (3.0%)
6,000	FedEx Corp.	589,200
6,000	Ryder System, Inc.	358,500

		947,700

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology (31.6%)
45,000	Activision Blizzard, Inc.	$655,650
20,000	Akamai Technologies, Inc.(a)	705,800
2,800	Apple, Inc.	1,239,364
20,000	Check Point Software Technologies, Ltd.(a)	939,800
78,000	Cisco Systems, Inc.	1,630,980
70,000	Corning, Inc.	933,100
30,000	eBay, Inc.(a)	1,626,600
19,000	Intuit, Inc.	1,247,350
44,000	Nuance Communications, Inc.(a)	887,920

		9,866,564

	Materials (6.1%)
26,000	Newmont Mining Corp.	1,089,140
53,000	Yamana Gold, Inc.	813,550

		1,902,690

	Total Common Stocks (Cost $23,848,977)	30,635,689

INVESTMENT COMPANY (2.9%)
891,756	Federated Treasury Obligations Fund, Institutional Shares	891,756

	Total Investment Company (Cost $891,756)	891,756

Total Investments — 101.0% (Cost $24,740,733)		31,527,445
Net Other Assets (Liabilities) — (1.0)%		(306,624)

NET ASSETS — 100.0%		$31,220,821

(a)	Represents non-income producing security.

ADR — American Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Total Return Bond VIF

Schedule of Portfolio Investments
March 31, 2013 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (4.2%)
$ 90,980	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 0.544%, 11/25/35(a)	$83,049
246,000	Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/19(b)	251,026
174,000	Chase Issuance Trust, Series 2008-A8, Class A8, 1.403%, 5/15/17(a)	178,035
97,134	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 0.404%, 1/25/36(a)	91,212
92,025	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WHQ1, Class M2, 0.704%, 3/25/35(a)	91,611

	Total Asset Backed Securities (Cost $694,014)	694,933

COLLATERALIZED MORTGAGE OBLIGATIONS (9.6%)
79,765	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 4.613%, 4/25/35(a)	79,045
52,672	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	52,934
99,542	Banc of America Funding Trust, Series 2006-2, Class 3A1, 6.000%, 3/25/36	102,063
59,265	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	61,460
42,136	Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-38, Class A3, 5.000%, 2/25/18	42,197
46,993	Fannie Mae, Series 2003-33, Class A, 4.000%, 5/25/33	51,094
44,643	Fannie Mae, Series 2003-33, Class AQ, 4.000%, 5/25/33	47,961
67,958	Freddie Mac, Series 3768, Class V, 4.000%, 11/15/23	74,578
166,724	Freddie Mac, Series 4077, Class PJ, 3.500%, 11/15/40	179,403
58,917	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	59,808
97,812	PHHMC Trust, Series 2007-6, Class A1, 5.872%, 12/18/37(a)	103,337
31,952	RAAC Trust, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(a)	32,268
72,809	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	77,553
48,324	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 2.763%, 12/25/34(a)	47,511
96,717	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	97,975
121,498	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.715%, 6/25/34(a)	125,384
60,926	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2003-10, Class A, 6.000%, 4/25/33	64,653
27,284	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A1, 5.000%, 5/25/35	27,607
108,879	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 2.625%, 1/25/35(a)	106,374

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$ 112,785	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 2.673%, 10/25/35(a)	$110,939
32,824	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	35,213

	Total Collateralized Mortgage Obligations (Cost $1,516,098)	1,579,357

COMMERCIAL MORTGAGE-BACKED SECURITIES (19.2%)
150,000	Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, 5.889%, 7/10/44(a)	168,931
153,000	Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.414%, 9/10/47	171,890
12,169	Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2, 5.619%, 4/10/49(a)	12,391
73,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.196%, 11/10/42(a)	78,256
54,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	57,658
50,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4B, 4.943%, 9/11/42	54,294
95,000	CD Commercial Mortgage Trust, Series 2005-CD1, Class AM, 5.218%, 7/15/44(a)	104,339
150,000	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/49	170,502
95,000	CD Mortgage Trust, Series 2006-CD3, Class A5, 5.617%, 10/15/48	107,126
100,000	COMM Mortgage Trust, Series 2005-LP5, Class AJ, 5.046%, 5/10/43(a)	108,382
155,000	COMM Mortgage Trust, Series 2006-C7, Class A4, 5.748%, 6/10/46(a)	174,335
117,000	Commercial Mortgage Trust, Series 2005-GG5, Class AM, 5.311%, 4/10/37(a)	127,264
15,044	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CP5, Class C, 5.230%, 12/15/35	15,040
139,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(a)	145,667
101,000	DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/44(b)	115,060
100,000	GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class AM, 4.754%, 5/10/43	107,273
158,000	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, 5.238%, 11/10/45(a)	171,619
100,000	GS Mortgage Securities Corp. II, Series 2013-KYO, Class A, 1.052%, 11/8/29(a)(b)	100,227
150,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/45	169,054
150,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40	170,921
28,000	ML-CFC Commercial Mortgage Trust, Series 2006-3, Class A3, 5.389%, 7/12/46(a)	28,170

Continued

Sterling Capital Total Return Bond VIF

Schedule of Portfolio Investments — (continued)
March 31, 2013 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$ 80,000	Morgan Stanley Capital I Trust, Series 2006-HQ8, Class AM, 5.470%, 3/12/44(a)	$88,852
58,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3, 2.533%, 12/10/45	58,704
119,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(a)	129,379
48,842	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.246%, 12/15/43	50,307
74,708	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.765%, 7/15/45(a)	82,699
61,000	Wachovia Commercial Mortgage Securities, Inc. Pass Through Certificates, Series 2003-C8, Class E, 5.264%, 11/15/35(a)	62,146
150,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(a)(b)	172,842
157,000	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 3/15/44(b)	177,047

	Total Commercial Mortgage-Backed Securities (Cost $3,111,465)	3,180,375

CORPORATE BONDS (41.8%)
	Consumer Discretionary (3.9%)
33,000	CBS Corp., 8.875%, 5/15/19(c)	44,075
26,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22(c)	39,400
19,000	COX Communications, Inc., 4.700%, 12/15/42(b)	18,699
37,000	Delphi Corp., 5.875%, 5/15/19	39,960
45,000	Ford Motor Co., 7.450%, 7/16/31	56,912
65,000	George Washington University (The), 3.485%, 9/15/22	68,758
31,000	Home Depot, Inc. (The), 5.875%, 12/16/36	38,530
34,000	Interpublic Group of Cos., Inc. (The), 3.750%, 2/15/23	32,985
50,000	Mohawk Industries, Inc., 3.850%, 2/1/23	50,830
27,000	NBCUniversal Media LLC, 5.950%, 4/1/41	32,560
29,500	Nielsen Finance LLC/Nielsen Finance Co., 4.500%, 10/1/20(b)	29,463
19,000	Nordstrom, Inc., 6.250%, 1/15/18	22,737
26,000	Royal Caribbean Cruises, Ltd., 11.875%, 7/15/15	31,720
48,000	Service Corp. International, 7.000%, 5/15/19	52,080
24,000	Time Warner Cable, Inc., 5.875%, 11/15/40	25,589
33,000	Wyndham Worldwide Corp., 5.625%, 3/1/21	37,059
24,000	Wyndham Worldwide Corp., 4.250%, 3/1/22	25,136

		646,493

	Consumer Staples (1.4%)
25,000	Altria Group, Inc., 9.950%, 11/10/38	41,286
19,000	Anheuser-Busch InBev Worldwide, Inc., 6.375%, 1/15/40	25,606
27,000	Beam, Inc., 5.875%, 1/15/36	31,531
34,000	ConAgra Foods, Inc., 4.650%, 1/25/43	33,835
26,000	CVS Caremark Corp., 6.125%, 9/15/39	32,122
58,000	Lorillard Tobacco Co., 6.875%, 5/1/20	70,342

		234,722

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Energy (4.6%)
$ 55,000	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.875%, 8/1/23(b)	$54,725
70,000	Boardwalk Pipelines LP, 3.375%, 2/1/23	68,703
28,000	BP Capital Markets PLC, 1.375%, 11/6/17	28,037
34,000	Cameron International Corp., 6.375%, 7/15/18	40,845
42,000	Chesapeake Energy Corp., 3.250%, 3/15/16	42,473
27,000	Denbury Resources, Inc., 8.250%, 2/15/20	30,240
37,000	Energy Transfer Partners LP, 9.000%, 4/15/19	48,749
40,000	Enterprise Products Operating LLC, 5.950%, 2/1/41	46,340
25,000	Halliburton Co., 4.500%, 11/15/41	26,877
43,000	Kinder Morgan Energy Partners LP, 3.950%, 9/1/22	45,688
32,000	NuStar Logistics LP, 8.150%, 4/15/18(c)	36,612
33,000	Petrobras International Finance Co. - PifCo, 3.500%, 2/6/17(c)	34,072
30,000	Petrohawk Energy Corp., 6.250%, 6/1/19	34,065
30,000	Plains Exploration & Production Co., 6.500%, 11/15/20	33,150
26,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 7/15/21	28,600
41,000	Schlumberger Investment SA, 3.300%, 9/14/21(b)(c)	43,777
31,000	Shell International Finance BV, 6.375%, 12/15/38	42,815
42,000	Statoil ASA, 3.150%, 1/23/22(c)	44,489
30,000	Western Gas Partners LP, 4.000%, 7/1/22	31,034

		761,291

	Financials (22.6%)
30,000	ABN Amro North American Holding Preferred Capital Repackage Trust I, 3.388%, 12/29/49(a)(b)	30,000
31,000	Aflac, Inc., 8.500%, 5/15/19	41,897
33,000	Alexandria Real Estate Equities, Inc., REIT, 4.600%, 4/1/22	35,563
94,000	American International Group, Inc., 3.800%, 3/22/17	101,715
54,000	American Tower Corp., REIT, 3.500%, 1/31/23	53,558
39,000	Associates Corp. of North America, 6.950%, 11/1/18	47,630
109,000	Bank of America Corp., MTN, 3.300%, 1/11/23	107,480
40,000	Bank of New York Mellon Corp. (The), STEP, 1.969%, 6/20/17	41,252
30,000	Bank of Nova Scotia, 4.375%, 1/13/21	34,137
79,000	Bear Stearns Cos. LLC (The), 5.550%, 1/22/17	90,168
31,000	BlackRock, Inc., 3.375%, 6/1/22	32,690
40,000	BNP Paribas SA, MTN, 3.250%, 3/3/23	38,876
32,000	Carlyle Holdings Finance LLC, 3.875%, 2/1/23(b)	32,777
31,000	CIT Group, Inc., 4.750%, 2/15/15(b)	32,473
40,000	Citigroup, Inc., 5.875%, 1/30/42	47,806
26,000	CME Group, Inc., 3.000%, 9/15/22	26,237
40,000	CNA Financial Corp., 7.350%, 11/15/19	50,631
19,000	CNH Capital LLC, 3.875%, 11/1/15	19,475
49,000	Colonial Realty LP, 6.250%, 6/15/14(c)	51,759
39,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	41,139
45,000	CubeSmart LP, REIT, 4.800%, 7/15/22	49,281
30,000	Duke Realty LP, REIT, 7.375%, 2/15/15	33,234
40,000	Fifth Third Bancorp, 3.625%, 1/25/16	42,760

Continued

Sterling Capital Total Return Bond VIF

Schedule of Portfolio Investments — (continued)
March 31, 2013 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$ 20,000	First American Financial Corp., 4.300%, 2/1/23	$20,814
129,000	General Electric Capital Corp., 5.300%, 2/11/21	147,883
52,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39(c)	68,132
41,000	Goldman Sachs Group, Inc. (The), 6.250%, 2/1/41	48,723
43,000	HCP, Inc., REIT, 6.000%, 1/30/17	49,775
61,000	Health Care REIT, Inc., 4.125%, 4/1/19(c)	66,129
40,000	Healthcare Realty Trust, Inc., REIT, 3.750%, 4/15/23	39,771
75,000	Healthcare Trust of America Holdings LP, 3.700%, 4/15/23(b)	74,942
30,000	Host Hotels & Resorts LP, REIT, Series D, 3.750%, 10/15/23	30,117
77,000	HSBC Finance Corp., 6.676%, 1/15/21	91,117
55,000	ING Bank NV, 4.000%, 3/15/16(b)	58,933
49,000	ING US, Inc., 2.900%, 2/15/18(b)	49,701
28,000	Invesco Finance PLC, 3.125%, 11/30/22	28,576
35,000	Jefferies Group LLC, 8.500%, 7/15/19	43,572
42,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	43,206
111,000	JPMorgan Chase & Co., 4.350%, 8/15/21(c)	122,452
47,000	KeyCorp, MTN, 5.100%, 3/24/21	54,718
38,000	Kilroy Realty LP, REIT, 3.800%, 1/15/23	38,920
25,000	Kimco Realty Corp., REIT, MTN, 5.783%, 3/15/16	28,137
45,000	Liberty Mutual Group, Inc., 4.950%, 5/1/22(b)	49,342
30,000	Macquarie Bank, Ltd., 5.000%, 2/22/17(b)	33,107
29,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(b)	32,406
34,000	Markel Corp., 7.125%, 9/30/19	41,912
28,000	Massachusetts Mutual Life Insurance Co., 8.875%, 6/1/39(b)	43,283
66,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/18(c)	79,663
32,000	MetLife, Inc., 7.717%, 2/15/19	41,553
128,000	Morgan Stanley, 5.375%, 10/15/15	139,795
62,000	Morgan Stanley, GMTN, 6.625%, 4/1/18(c)	74,115
138,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17(c)	150,903
53,000	National City Corp., 6.875%, 5/15/19	65,616
32,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/18	46,701
42,000	OneBeacon US Holdings, Inc., 4.600%, 11/9/22	43,960
36,000	Pacific LifeCorp, 5.125%, 1/30/43(b)	34,900
42,000	Principal Financial Group, Inc., 1.850%, 11/15/17	42,437
40,000	Prudential Financial, Inc., 8.875%, 6/15/38(a)	49,150
27,000	Prudential Financial, Inc., MTN, Series D, 7.375%, 6/15/19	34,667
32,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	36,247
28,000	Royal Bank of Scotland PLC (The), 5.625%, 8/24/20	32,550
45,000	Simon Property Group LP, REIT, 10.350%, 4/1/19(c)	64,941
30,000	Sirius International Group, Ltd., 6.375%, 3/20/17(b)	33,751
38,000	SunTrust Banks, Inc., 3.500%, 1/20/17	40,689
26,000	Swiss Re Solutions Holding Corp., 7.000%, 2/15/26	33,301

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$ 43,000	Transatlantic Holdings, Inc., 8.000%, 11/30/39	$59,782
25,000	Validus Holdings, Ltd., 8.875%, 1/26/40	33,358
49,000	Ventas Realty LP/Ventas Capital Corp., REIT, 2.000%, 2/15/18	49,278
70,000	Wachovia Corp., 5.625%, 10/15/16	79,890
37,000	Wachovia Corp., 5.500%, 8/1/35	41,009
33,000	WR Berkley Corp., 4.625%, 3/15/22	35,807

		3,732,269

	Health Care (2.2%)
19,000	Amgen, Inc., 5.150%, 11/15/41	20,387
26,000	Cigna Corp., 5.375%, 2/15/42	29,397
36,000	DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	38,993
42,000	DENTSPLY International, Inc., 2.750%, 8/15/16(c)	43,613
28,000	Fresenius US Finance II, Inc., 9.000%, 7/15/15(b)	32,060
24,000	HCA, Inc., 8.500%, 4/15/19	26,490
28,000	Mylan, Inc., 7.875%, 7/15/20(b)	32,674
47,000	Teva Pharmaceutical Finance IV BV, 3.650%, 11/10/21(c)	50,017
42,000	UnitedHealth Group, Inc., 4.625%, 11/15/41(c)	43,722
44,000	Valeant Pharmaceuticals International, 6.500%, 7/15/16(b)	45,925

		363,278

	Industrials (3.1%)
35,000	Bombardier, Inc., 6.125%, 1/15/23(b)	36,313
52,000	Burlington Northern Santa Fe LLC, 4.950%, 9/15/41	55,960
47,000	Corrections Corp. of America, 7.750%, 6/1/17(c)	49,350
46,000	Corrections Corp. of America, 4.125%, 4/1/20(b)	46,863
23,000	Equifax, Inc., 3.300%, 12/15/22	22,625
34,000	Iron Mountain, Inc., 5.750%, 8/15/24	33,957
44,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.125%, 5/11/15(b)	45,526
25,000	Republic Services, Inc., 6.200%, 3/1/40	30,913
39,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	39,371
36,000	Textron, Inc., 4.625%, 9/21/16	39,487
29,000	United Rentals North America, Inc., 10.250%, 11/15/19	33,713
35,000	Verisk Analytics, Inc., 5.800%, 5/1/21(c)	40,384
25,000	Waste Management, Inc., 7.375%, 3/11/19	31,648

		506,110

	Materials (1.5%)
32,000	Anglo American Capital PLC, 4.125%, 9/27/22(b)	33,108
35,000	Freeport-McMoRan Copper & Gold, Inc., 5.450%, 3/15/43(b)	34,590
31,000	Lubrizol Corp., 8.875%, 2/1/19	42,926
23,000	Newmont Mining Corp., 4.875%, 3/15/42	22,255
18,000	Rio Tinto Finance USA PLC, 3.500%, 3/22/22	18,519
29,000	Rock Tenn Co., 4.900%, 3/1/22	31,371
29,000	Sealed Air Corp., 6.875%, 7/15/33(b)(c)	27,550
35,000	Xstrata Finance Canada, Ltd., 4.000%, 10/25/22(b)	35,251

		245,570

Continued

Sterling Capital Total Return Bond VIF

Schedule of Portfolio Investments — (continued)
March 31, 2013 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Telecommunication Services (1.0%)
$ 36,000	AT&T, Inc., 5.550%, 8/15/41	$39,681
21,000	British Telecommunications PLC, 9.625%, 12/15/30	32,550
34,000	CC Holdings GS V LLC, 2.381%, 12/15/17(b)	34,220
36,000	SBA Telecommunications, Inc., 5.750%, 7/15/20(b)	37,440
27,000	Telefonica Emisiones SAU, 5.134%, 4/27/20(c)	28,428

		172,319

	Utilities (1.5%)
33,000	CMS Energy Corp., 8.750%, 6/15/19	44,539
55,000	Duke Energy Carolinas LLC, 6.100%, 6/1/37	69,492
33,000	Progress Energy, Inc., 3.150%, 4/1/22	33,625
15,000	PSEG Power LLC, 5.500%, 12/1/15	16,665
22,000	PSEG Power LLC, 2.750%, 9/15/16	22,880
54,000	Puget Energy, Inc., 5.625%, 7/15/22	59,482

		246,683

	Total Corporate Bonds (Cost $6,674,473)	6,908,735

MORTGAGE-BACKED SECURITIES (15.9%)
	Fannie Mae (9.1%)
7,020	4.500%, 10/1/18, Pool #752030	7,570
12,604	5.000%, 10/1/25, Pool #255894	13,821
425,000	2.500%, 4/15/28(d)	440,871
154,433	4.000%, 6/1/32, Pool #MA1089	165,852
3,264	7.000%, 6/1/35, Pool #255820	3,795
19,920	5.000%, 11/1/35, Pool #842402	21,631
27,124	6.000%, 12/1/36, Pool #902054	29,781
160,702	5.500%, 8/1/37, Pool #995082	177,293
59,299	5.000%, 6/1/40, Pool #AD4927	64,810
57,089	5.000%, 6/1/40, Pool #AD7860	63,111
126,534	4.500%, 5/1/41, Pool #AI1023	136,587
194,600	4.000%, 1/1/42, Pool #AK0685	208,975
164,000	3.500%, 4/15/43(d)	173,174

		1,507,271

	Freddie Mac (4.4%)
12,177	6.000%, 10/1/19, Pool #G11679	13,012
6,508	5.500%, 10/1/21, Pool #G12425	6,999
180,335	3.500%, 5/1/32, Pool #C91447	191,843
2,926	6.000%, 7/1/35, Pool #A36304	3,231
33,656	6.000%, 8/1/37, Pool #A64981	36,799
35,457	6.500%, 12/1/37, Pool #A69955	40,344
92,795	4.500%, 1/1/40, Pool #A90764	99,272
99,561	3.797%, 7/1/40, Pool #1B4948(a)	104,869
172,244	5.000%, 7/1/40, Pool #A93070	186,877
45,091	5.000%, 7/1/40, Pool #C03487	48,922

		732,168

	Ginnie Mae (2.4%)
87,646	4.500%, 2/15/40, Pool #737031	96,267
51,760	5.000%, 2/15/40, Pool #737037	56,768
192,068	4.500%, 9/20/40, Pool #4801	212,459
26,755	4.500%, 6/20/41, Pool #5082	29,478

		394,972

	Total Mortgage-Backed Securities (Cost $2,567,679)	2,634,411

Principal Amount		Fair Value
MUNICIPAL BONDS (7.6%)
	California (2.6%)
$220,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	$260,242
75,000	Palo Alto, Unified School District Refunding G.O., Taxable, 2.441%, 8/1/21	74,555
65,000	State of California, Build America Bonds, School Improvements G.O., Taxable, 7.625%, 3/1/40	93,610

		428,407

	Colorado (0.3%)
55,000	Colorado Housing & Finance Authority Revenue, Taxable, Series B, 1.600%, 5/15/16	55,999

	Connecticut (0.4%)
60,000	State of Connecticut, Public Improvements G.O., Taxable, Series B, 2.551%, 10/15/22	60,717

	Illinois (0.8%)
130,000	State of Illinois, Sales Tax Revenue, Taxable Building, 2.931%, 6/15/22	134,117

	New Jersey (0.2%)
40,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, 1.648%, 3/1/18	40,094

	New Mexico (0.3%)
50,000	State of New Mexico, Public Improvements Refunding Revenue, Series A1, 5.000%, 7/1/15	55,201

	New York (1.7%)
155,000	City of New York, NY, Build America Bonds, Public Improvements G.O., 4.774%, 3/1/20	181,037
100,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue Bonds, Taxable, Series C, 2.745%, 6/15/22	100,281

		281,318

	Pennsylvania (0.4%)
70,000	Philadelphia Authority for Industrial Development, Refunding Revenue, Taxable, 3.664%, 4/15/22	69,894

	Washington (0.3%)
45,000	Port of Vancouver, WA, Refunding G.O., Limited Tax, Series B, 2.714%, 12/1/21	45,013

	Wisconsin (0.6%)
90,000	Milwaukee County, WI, Taxable Pension Promissory Notes, Refunding G.O., Callable 12/1/22 @ 100, 3.862%, 12/1/30	90,155

	Total Municipal Bonds (Cost $1,165,372)	1,260,915

U.S. TREASURY NOTES (1.0%)
155,000	1.750%, 5/31/16	161,587

	Total U.S. Treasury Notes (Cost $161,270)	161,587

Continued

Sterling Capital Total Return Bond VIF

Schedule of Portfolio Investments — (continued)
March 31, 2013 (Unaudited)

Shares		Fair Value
PREFERRED STOCKS (2.7%)
	Consumer Staples (0.6%)
1	HJ Heinz Finance Co., Series B, 8.000%(b)	$102,313

	Financials (2.0%)
1,395	Bank of America Corp., Series 8, 8.625%	35,573
2,059	Citigroup Capital XIII, 7.875%	58,867
1,775	Citigroup Capital XV, 6.500%	44,606
1,114	DDR Corp., Series H, REIT, 7.375%	28,095
1,150	DDR Corp., Series K, REIT, 6.250%	28,577
627	Merrill Lynch Preferred Capital Trust V, Series F, 7.280%	15,976
1,345	National Retail Properties, Inc., REIT, Series D, 6.625%	35,710
320	SL Green Realty Corp., Series C, REIT, 7.625%	8,086
2,286	US Bancorp, Series F, 6.500%	68,260

		323,750

	Telecommunication Services (0.1%)
960	Qwest Corp., 7.000%	25,747

	Total Preferred Stocks (Cost $442,710)	451,810

INVESTMENT COMPANY (1.1%)
186,999	Federated Treasury Obligations Fund, Institutional Shares	186,999

	Total Investment Company (Cost $186,999)	186,999

Fair Value
Total Investments — 103.1% (Cost $16,520,080)	$17,059,122
Net Other Assets (Liabilities) — (3.1)%	(508,271)

NET ASSETS — 100.0%	$16,550,851

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2013. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.

(d)	Represents securities purchased on a when-issued basis. At March 31, 2013, total cost of investments purchased on a when-issued basis was $613,411.

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Variable Insurance Funds

Notes to Schedule of Portfolio Investments
March 31, 2013 (Unaudited)

1.	Organization:

Sterling CapitalVariable Insurance Funds (the “Trust”) was organized on November 8, 2004, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust. The Trust commenced operations on May 1, 2005 and presently offers shares of Sterling Capital Select Equity VIF, Sterling Capital Strategic Allocation Equity VIF, Sterling Capital Special Opportunities VIF, and Sterling Capital Total Return Bond VIF (referred to individually as a “Fund” and collectively as the “Funds”). The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Shares of the Funds are offered through variable annuity contracts offered through the separate accounts of participating insurance companies. All Funds are “diversified” funds.

Sterling Capital Strategic Allocation Equity VIF invests primarily in underlying mutual funds and exchange traded funds as opposed to individual securities. By owning shares of underlying investment companies (including exchange traded funds), Sterling Capital Strategic Allocation Equity VIF invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed-income securities. In addition, Sterling Capital Strategic Allocation Equity VIF’s exposure to underlying equity funds may include funds that invest in real estate or other similar securities and invest in derivatives.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation — Investments in securities, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Short-term obligations without significant credit risk that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies, including the underlying funds in which Sterling Capital Strategic Allocation Equity VIF invests, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board. No securities were valued in accordance with these procedures as of March 31, 2013.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended March 31, 2013 there were no significant changes to the valuation policies and procedures.

Sterling Capital Variable Insurance Funds

Notes to Schedule of Portfolio Investments — (continued)
March 31, 2013 (Unaudited)

The summary of inputs used to determine the fair value of each Fund’s investments as of March 31, 2013 is as follows:

Investments in Securities	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Sterling Capital Select Equity VIF	$18,134,357(a)	$—	$—	$18,134,357
Sterling Capital Strategic Allocation Equity VIF	4,625,425(a)	—	—	4,625,425
Sterling Capital Special Opportunities VIF	31,527,445(a)	—	—	31,527,445
Sterling Capital Total Return Bond VIF	536,496(b)	16,522,626(a)	—	17,059,122

(a)	Industries or security types are disclosed in the Schedules of Portfolio Investments.
(b)	Represents investment companies and/or certain preferred stocks.

The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the period ended March 31, 2013.

Security Transactions and Related Income — During the period, security transactions are accounted for no later than one business day after trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date of the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Mortgage Dollar Rolls — Sterling Capital Total Return Bond VIF may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The fair value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales.

Federal Income Taxes — It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required in the Funds’ financial statements.

Sterling Capital Variable Insurance Funds

Notes to Schedule of Portfolio Investments — (continued)
March 31, 2013 (Unaudited)

3.	Investments in Affiliated Issuers:

A summary of Sterling Capital Strategic Allocation Equity VIF’s transactions in the shares of affiliated issuers during the period ended March 31, 2013 is set forth below:

	Shares Held at December 31, 2012	Shares Purchased	Shares Sold	Shares Held at March 31, 2013	Value at March 31, 2013
Sterling Capital Equity Income Fund, Institutional Class	16,947	—	2,190	14,757	$259,132
Sterling Capital Equity Index Fund, Institutional Class	4,367	15	573	3,809	40,031
Sterling Capital Mid Value Fund, Institutional Class	30,342	—	5,576	24,766	412,596
Sterling Capital Select Equity Fund, Institutional Class	83,087	—	9,829	73,258	983,116
Sterling Capital Small Value Fund, Institutional Class	8,773	—	1,453	7,320	101,156
Sterling Capital Special Opportunities Fund, Institutional Class	35,784	—	4,543	31,241	626,067
Sterling Capital Ultra Short Bond Fund, Institutional Class	3,338	—	3,338	—	—

Total Affiliates	182,638	15	27,502	155,151	$2,422,098

4.	Federal Tax Information:

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current year and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) are carried forward indefinitely. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

At December 31, 2012, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Amount With No Expiration*
	Long-term Losses	Amount	Expires
Sterling Capital Select Equity VIF	$—	$17,459,184	2016
Sterling Capital Select Equity VIF	—	3,263,903	2017
Sterling Capital Strategic Allocation Equity VIF	—	2,264,206	2016
Sterling Capital Strategic Allocation Equity VIF	—	1,989,928	2017
Sterling Capital Strategic Allocation Equity VIF	—	1,467,590	2018
Sterling Capital Strategic Allocation Equity VIF	5,238	—	—

*	Post-Enactment Losses: Must be utilized prior to losses subject to expiration.

Sterling Capital Variable Insurance Funds

Notes to Schedule of Portfolio Investments — (continued)
March 31, 2013 (Unaudited)

At March 31, 2013, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation
Sterling Capital Select Equity VIF	$14,292,196	$4,262,820	$(420,659)	$3,842,161
Sterling Capital Strategic Allocation Equity VIF	3,810,416	977,906	(162,897)	815,009
Sterling Capital Special Opportunities VIF	24,796,588	7,495,913	(765,056)	6,730,857
Sterling Capital Total Return Bond VIF	16,520,080	594,740	(55,698)	539,042

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms, and that information required to be disclosed by the registrant in this report is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sterling Capital Variable Insurance Funds

By (Signature and Title) /s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date 5/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date 5/28/13

By (Signature and Title) /s/ Kenneth R. Cotner
Kenneth R. Cotner, Treasurer
(principal financial officer)

Date 5/28/13